                        VAN KAMPEN LIFE INVESTMENT TRUST
                        VAN KAMPEN ENTERPRISE PORTFOLIO

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
                 CLASS I SHARES AND CLASS II SHARES PROSPECTUS
                              DATED APRIL 30, 2008

     The Prospectuses are hereby supplemented as follows:

The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Portfolio is managed by members of the Adviser's Systematic Strategies team. The Systematic Strategies team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Feng Chang, a Managing Director of the Adviser, and Hooman Yaghoobi, an Executive Director of the Adviser.

Mr. Chang has been associated with the Adviser in an investment management capacity since August 2004 and began managing the Portfolio in November 2004. Prior to August 2004, Mr. Chang was the head of Research at Citigroup. Mr. Yaghoobi has been associated with the Adviser in an investment management capacity since 1995 and began managing the Portfolio in November 2004.

Mr. Chang is the lead portfolio manager of the Portfolio. Mr. Yaghoobi is a co-portfolio manager of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio. Mr. Chang is responsible for the execution of the overall strategy of the Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                LITSPTENTI  5/08
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                        VAN KAMPEN LIFE INVESTMENT TRUST

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2008

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "PORTFOLIO MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS -- WITH RESPECT TO THE ENTERPRISE PORTFOLIO"the first paragraph is hereby deleted in its entirety.

     (2) The section entitled "PORTFOLIO MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS -- ENTERPRISE PORTFOLIO:" is hereby deleted in its entirety and replaced with the following:

Feng Chang              --       None (1)
Hooman Yaghoobi         --       None (1)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                              LITENTSPTSAI  5/08